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AMERICAS

US Legal Services

KAREN A. PEDDLE
PARALEGAL
(860) 273-3894
FAX: (860) 273-3004
Peddlek@ing-afs.com

May 2, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: AETNA INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I POST-EFFECTIVE AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: RETIREMENT OPTIONS FOR EDUCATION INSTITUTIONS
       FILE NOS. 333-87131 AND 811-8582

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Variable Annuity Account I of Aetna Insurance Company of America that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 3 which was declared effective on May 1, 2001. The text of Post-Effective Amendment No. 3 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3894.

Sincerely,

/s/ Karen A. Peddle

Karen A. Peddle








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